FINANCIAL INSTRUMENTS CLASSIFICATION (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and due from banks	S/ 49,044,457	S/ 47,655,196
Cash collateral, reverse repurchase agreements and securities borrowings	2,177,200	1,033,177
At fair value through profit or loss	4,957,236	4,715,343
Investments at fair value through other comprehensive income	39,034,049	40,142,638
Amortized cost investments	8,813,657	8,967,877
Loans, net	142,315,004	137,737,296
Financial assets designated at fair value through profit or loss	254,014,346	245,886,255
Due from customers on banker’s acceptances	345,906	528,184
Other assets	6,334,408	4,173,810
Liabilities
Deposits and obligations	170,401,633	161,842,066
Payables from repurchase agreements and securities lending	8,243,787	9,060,710
Due to banks and correspondents	10,675,238	10,754,385
Due from customers on banker’s acceptances	345,906	528,184
Lease liabilities	612,259	404,817
Financial liabilities at fair value through profit or loss	1,055,893	151,485
Bonds and notes issued	14,025,535	17,268,443
Other liabilities	6,748,004	6,039,600
Financial Liabilities
Liabilities
Deposits and obligations	170,401,633	161,842,066
Payables from repurchase agreements and securities lending	8,243,787	9,060,710
Due to banks and correspondents	10,675,238	10,754,385
Due from customers on banker’s acceptances	345,906	528,184
Lease liabilities	612,259	404,817
Financial liabilities at fair value through profit or loss	1,055,893	151,485
Bonds and notes issued	14,025,535	17,268,443
Other liabilities	6,748,004	6,039,600
Financial liabilities, at fair value	212,108,255	206,049,690
Financial liabilities at fair value through profit or loss | Investments and derivates
Liabilities
Deposits and obligations	0	0
Payables from repurchase agreements and securities lending	0	0
Due to banks and correspondents	0	0
Due from customers on banker’s acceptances	0	0
Lease liabilities	0	0
Financial liabilities at fair value through profit or loss	1,055,893	151,485
Bonds and notes issued	0	0
Other liabilities	1,047,907	819,473
Financial liabilities, at fair value	2,103,800	970,958
Financial liabilities at fair value through profit or loss | Investments designated at inception
Liabilities
Deposits and obligations	0	0
Payables from repurchase agreements and securities lending	0	0
Due to banks and correspondents	0	0
Due from customers on banker’s acceptances	0	0
Lease liabilities	0	0
Financial liabilities at fair value through profit or loss	0	0
Bonds and notes issued	0	0
Other liabilities	0	0
Financial liabilities, at fair value	0	0
Financial liabilities measured at amortized cost
Liabilities
Deposits and obligations	170,401,633	161,842,066
Payables from repurchase agreements and securities lending	8,243,787	9,060,710
Due to banks and correspondents	10,675,238	10,754,385
Due from customers on banker’s acceptances	345,906	528,184
Lease liabilities	612,259	404,817
Financial liabilities at fair value through profit or loss	0	0
Bonds and notes issued	14,025,535	17,268,443
Other liabilities	5,700,097	5,220,127
Financial liabilities, at fair value	210,004,455	205,078,732
Financial Assets
Assets
Cash and due from banks	49,044,457	47,655,196
Cash collateral, reverse repurchase agreements and securities borrowings	2,177,200	1,033,177
At fair value through profit or loss	4,957,236	4,715,343
Investments at fair value through other comprehensive income	39,034,049	40,142,638
Amortized cost investments	8,813,657	8,967,877
Loans, net	142,315,004	137,737,296
Financial assets designated at fair value through profit or loss	992,429	932,734
Due from customers on banker’s acceptances	345,906	528,184
Other assets	6,334,408	4,173,810
Financial assets, at fair value	254,014,346	245,886,255
Financial assets at fair value through profit of loss
Assets
Financial assets, at fair value	992,429	932,734
Financial assets at fair value through profit of loss | Investments and derivates
Assets
Cash and due from banks	0	0
Cash collateral, reverse repurchase agreements and securities borrowings	0	0
At fair value through profit or loss	4,957,236	4,715,343
Investments at fair value through other comprehensive income	0	0
Amortized cost investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	0	0
Due from customers on banker’s acceptances	0	0
Other assets	1,231,188	904,791
Financial assets, at fair value	6,188,424	5,620,134
Financial assets at fair value through profit of loss | Investments designated at inception
Assets
Cash and due from banks	0	0
Cash collateral, reverse repurchase agreements and securities borrowings	0	0
At fair value through profit or loss	0	0
Investments at fair value through other comprehensive income	0	0
Amortized cost investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	992,429	932,734
Due from customers on banker’s acceptances	0	0
Other assets	0	0
Financial assets, at fair value	992,429	932,734
Financial assets at fair value through other comprehensive income | Investments designated at inception
Assets
Cash and due from banks	0	0
Cash collateral, reverse repurchase agreements and securities borrowings	0	0
At fair value through profit or loss	0	0
Investments at fair value through other comprehensive income	90,321	147,264
Amortized cost investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	0	0
Due from customers on banker’s acceptances	0	0
Other assets	0	0
Financial assets, at fair value	90,321	147,264
Financial assets at fair value through other comprehensive income | Investments and derivates
Assets
Cash and due from banks	0	0
Cash collateral, reverse repurchase agreements and securities borrowings	0	0
At fair value through profit or loss	0	0
Investments at fair value through other comprehensive income	38,943,728	39,995,374
Amortized cost investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	0	0
Due from customers on banker’s acceptances	0	0
Other assets	677	0
Financial assets, at fair value	38,944,405	39,995,374
Financial assets measured at amortized cost
Assets
Cash and due from banks	49,044,457	47,655,196
Cash collateral, reverse repurchase agreements and securities borrowings	2,177,200	1,033,177
At fair value through profit or loss	0	0
Investments at fair value through other comprehensive income	0	0
Amortized cost investments	8,813,657	8,967,877
Loans, net	142,315,004	137,737,296
Financial assets designated at fair value through profit or loss	0	0
Due from customers on banker’s acceptances	345,906	528,184
Other assets	5,102,543	3,269,019
Financial assets, at fair value	S/ 207,798,767	S/ 199,190,749